Pension Plan (Tables)	12 Months Ended
Dec. 31, 2013
Change in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2012	2013
	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,458	1,897
Service cost	608	440
Interest cost	77	58
Actuarial loss	(187)	(202)
Benefits paid	(59)	(95)

Projected benefit obligation at end of year	1,897	2,098

Change in plan assets
Fair value of plan assets at beginning of year	1,376	1,925
Actual return on plan assets	43	43
Employer contributions	546	433
Benefits paid	(40)	(82)

Fair value of plan assets at end of year	1,925	2,319

Reconciliation of funded status
Funded status recognized as an other asset	28	221

Net gain	257	460
Transition obligation	1	1

Total recognized in accumulated other comprehensive income	258	461

Accumulated benefit obligation	1,332	1,369

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Service cost	399	608	440
Interest cost	40	77	58
Projected return on plan assets	(30)	(43)	(47)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	1	0	(3)

Net periodic benefit cost	410	642	448

Other Changes in Plan Assets And Benefit Obligation Recognized In Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2012	2013
	US$	US$
Recognize the decrease in net gain	336	203
Amortization of net gain	1	0
Amortization of net transition obligation	0	0

Total recognized in accumulated other comprehensive loss	337	203

Expected Benefit Payments	Expected benefit payments:

US$
2014	128
2015	248
2016	115
2017	147
2018	226
2019 and thereafter	788

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2011		2012		2013
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	5.40%	1.63%	4.00%	1.88%	5.20%
Rate of compensation increase	4.25%	7.00%	4.25%	3.00%	4.25%	2.60%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	5.40%	1.63%	4.00%	1.88%	5.20%
Expected long-term return on plan assets	2.00%	4.30%	1.88%	3.10%	2.00%	3.00%
Rate of compensation increase	4.25%	7.00%	4.25%	3.00%	4.25%	2.60%

Fair Values Of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2012 and 2013 are as follows:

	December 31
	2012	2013
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	504	534
Fixed deposit
Industrial Bank of Korea	537	855

	1,041	1,389